Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Perkins Discovery Fund (Investor Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	(8.67%)	9.41%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	10.44%	13.02%
Dow Jones U.S. Micro-Cap Total Stock Market Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.93%	(3.62%)	5.79%